Revenue - Schedule of Accounts Receivable, Credit Loss (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 19	$ 19	$ 20	$ 3
Additional (reversal of) provision	0	1	(1)	17
Ending balance	$ 19	$ 20	$ 19	$ 20